SUBSEQUENT EVENTS, A&R Forward Purchase Agreement (Q1) (Details) - USD ($)	May 09, 2022	Nov. 27, 2020	Nov. 23, 2020
A&R Forward Purchase Agreement [Abstract]
Purchase price (in dollars per share)		$ 10.10
Public Warrants [Member]
A&R Forward Purchase Agreement [Abstract]
Number of shares provided for purchase (in shares)			2,500,000
Subsequent Event [Member] | A&R Forward Purchase Agreement [Member] | Sponsor [Member]
A&R Forward Purchase Agreement [Abstract]
Number of shares provided for purchase (in shares)	5,000,000
Number of securities called by each warrant (in shares)	1
Warrants exercise price (in dollars per share)	$ 11.50
Aggregate purchase price	$ 50,000,000
Purchase price (in dollars per share)	$ 10.00
Subsequent Event [Member] | A&R Forward Purchase Agreement [Member] | Sponsor [Member] | Public Warrants [Member]
A&R Forward Purchase Agreement [Abstract]
Number of shares provided for purchase (in shares)	2,500,000